Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosures [Line Items]
Income Tax Effects Allocated Directly to Equity	$ (38,545)	$ 67,351	$ (8,909)
Federal Statutory Income Tax Rate	35.00%
Current and deferred tax expense due to the repatriation of cash		55,000
Income tax penalties and interest accrued	$ 7,362	5,805
Operating loss carryforwards	489,029
Net loss carryforward, deferred tax asset	68,883	74,472
Operating loss carryforwards, set to expire	351,289
Operating loss carryforwards, no expiration	137,740
Tax credit carryforwards, foreign	22,698
Tax credit carryforwards, general business	10,494
Deferred tax asset, change in amount	186	34,835
Deferred tax liability not recognized, amount of unrecognized deferred tax liability	513,117
Unrecognized Tax Benefits, Income Tax Penalties Expense	$ 6,300
Minimum
Income Tax Disclosures [Line Items]
Recognition of tax positions, likelihood of being realized upon settlement	50.00%
Valuation Allowance of Deferred Tax Assets [Member]
Income Tax Disclosures [Line Items]
Income Tax Effects Allocated Directly to Equity	$ 9,227	$ 9,049